Payments, by Government - 12 months ended Dec. 31, 2025 $ in Thousands, $ in Thousands		Taxes USD ($)	Taxes CAD ($)	Taxes GBP (£)	Royalties USD ($)	Royalties CAD ($)	Fees USD ($)	Fees CAD ($)	Prod. Entitlements USD ($)	Bonuses USD ($)	Dividends USD ($)	Infrastructure USD ($)	Comm. Social Resp. USD ($)	Total Payments USD ($)	Total Payments CAD ($)	Total Payments GBP (£)
Total		$ 9,965,000			$ 4,827,400		$ 147,500		$ 8,519,600	$ 28,200	$ 478,500	$ 2,400	$ 44,900	$ 24,013,500
Exxon Mobil Corp (Dodd Frank Only) [Member]
Total		7,530,400			3,195,300		107,100		5,277,500	26,500	478,500	300	44,900	16,660,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | ARGENTINA
Total	[1]				400									400
Exxon Mobil Corp (Dodd Frank Only) [Member] | ARGENTINA | Provincia del Neuquén [Member]
Total	[1]				400									400
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA
Total	[2]	541,500					16,200							557,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Australian Energy Market Operator (AEMO) [Member]
Total	[2]						1,700							1,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Australian Taxation Office [Member]
Total	[2]	541,500												541,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Energy Safe Victoria [Member]
Total	[2]						700							700
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Environmental Protection Authority [Member]
Total	[2]						400							400
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Gippsland Water [Member]
Total	[2]						2,800							2,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Mornington Peninsula Shire Council [Member]
Total	[2]						100							100
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | National Offshore Petroleum Safety and Environmental Management Authority (NOPSEMA) [Member]
Total	[2]						5,800							5,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | State Revenue Office Victoria [Member]
Total	[2]						900							900
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | The National Offshore Petroleum Titles Administrator (NOPTA) [Member]
Total	[2]						1,100							1,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Wellington Shire Council [Member]
Total	[2]						2,700							2,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | AZERBAIJAN
Total	[3]	12,500												12,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | AZERBAIJAN | State Tax Services of the Republic of Azerbaijan [Member]
Total	[3]	12,500												12,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL
Total	[4]				3,300		3,800			24,600			14,800	46,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao Coordenacao de Projetos, Pesquisas e Estudos Tecnologicos [Member]
Total	[4]												10,400	10,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao da Universidade Federal do Parana [Member]
Total	[4]												100	100
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio a Servicos Tecnicos, Ensino e Fomento a Pesquisas [Member]
Total	[4]												400	400
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio a Universidade de Sao Paulo [Member]
Total	[4]												1,500	1,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio a Universidade Federal do Rio Grande do Sul [Member]
Total	[4]												900	900
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio a Universidade Federal Rural do Rio de Janeiro [Member]
Total	[4]												100	100
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio ao Desenvolvimento da Computacao Cientifica [Member]
Total	[4]												300	300
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Desenvolvimento da Pesquisa [Member]
Total	[4]												500	500
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Desenvolvimento da Unicamp [Member]
Total	[4]												600	600
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Ministerio da Fazenda [Member]
Total	[4]				3,300		3,800			24,600				31,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | EGYPT
Total	[5]									700				700
Exxon Mobil Corp (Dodd Frank Only) [Member] | EGYPT | Egyptian Natural Gas Holding Company (EGAS) [Member]
Total	[5]									700				700
Exxon Mobil Corp (Dodd Frank Only) [Member] | EQUATORIAL GUINEA
Total	[6]	2,000												2,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | EQUATORIAL GUINEA | Ministry of Taxes / Public Treasury [Member]
Total	[6]	2,000												2,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | GREECE
Total	[7]						300			300				600
Exxon Mobil Corp (Dodd Frank Only) [Member] | GREECE | Hellenic Hydrocarbons and Energy Resources Management Company (HEREMA) [Member]
Total	[7]						300			300				600
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA
Total	[8]	160,800					1,700		3,282,400			300		3,445,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Bojonegoro, Tuban, Blora Regency [Member]
Total	[8]											300		300
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Directorate General Of Marine Transportation [Member]
Total	[8]						600							600
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Directorate General Of Taxation [Member]
Total	[8]	160,800												160,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Pertamina Ep Cepu [Member]
Total	[8]								461,400					461,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Perusahaan Umum Perum Jasa Tirta [Member]
Total	[8]						300							300
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Blora Patragas Hulu (Perseroda) [Member]
Total	[8]								22,400					22,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Asri Dharma Sejahtera [Member]
Total	[8]								46,000					46,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Petrogas Jatim Utama Cendana [Member]
Total	[8]								23,000					23,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Sarana Patra Hulu Cepu [Member]
Total	[8]								11,200					11,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | SKK Migas [Member]
Total	[8]						800		2,718,400					2,719,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | KAZAKHSTAN
Total	[9]	72,900					4,900							77,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | KAZAKHSTAN | Atyrau City State Revenue Department [Member]
Total	[9]	5,900					2,500							8,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | KAZAKHSTAN | Branch of KMG Kashagan B.V. [Member]
Total	[9]						200							200
Exxon Mobil Corp (Dodd Frank Only) [Member] | KAZAKHSTAN | KazTransOil [Member]
Total	[9]						2,200							2,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | KAZAKHSTAN | Treasury Committee of Ministry of Finance [Member]
Total	[9]	67,000												67,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | MALAYSIA
Total	[10]	322,700			104,200				480,300					907,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | MALAYSIA | Inland Revenue Board of Malaysia [Member]
Total	[10]	308,200												308,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | MALAYSIA | PETRONAS [Member]
Total	[10]	14,400			104,200				480,300					599,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA
Total	[11]	610,000			281,900		60,800		234,100				23,300	1,210,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Federal Government [Member]
Total	[11]						1,400							1,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Federal Inland Revenue Service [Member]
Total	[11]	610,000					1,400							611,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Industrial Training Fund [Member]
Total	[11]						100							100
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Niger Delta Development Commission [Member]
Total	[11]						43,800							43,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigeria Host Community Development Trust Fund [Member]
Total	[11]												23,200	23,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigerian Content Development and Monitoring Board [Member]
Total	[11]						8,400						100	8,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigerian National Petroleum Company (NNPC) Limited [Member]
Total	[11]								234,100					234,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]
Total	[11]				281,900		5,400							287,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Other Federal Ministries [Member]
Total	[11]						400							400
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA
Total	[12]	348,600					800				440,200			789,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Conservation and Environment Protection Authority [Member]
Total	[12]						500							500
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Department of Petroleum & Energy [Member]
Total	[12]	116,500					300							116,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Department of Works [Member]
Total	[12]	47,400												47,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Internal Revenue Commission [Member]
Total	[12]	184,800												184,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Kumul Petroleum PNG Holdings Limited [Member]
Total	[12]										378,000			378,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Mineral Resources Development Company [Member]
Total	[12]										62,200			62,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR
Total	[3]	132,400							1,280,700		38,300		5,900	1,457,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | General Tax Authority [Member]
Total	[3]	132,400												132,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | INJAZ Qatar Establishment [Member]
Total	[3]												500	500
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Ministry of Environment and Climate Change [Member]
Total	[3]												300	300
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Qatar Foundation [Member]
Total	[3]												100	100
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Qatar Museums Authority [Member]
Total	[3]												1,500	1,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Qatar University [Member]
Total	[3]												400	400
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | QatarEnergy [Member]
Total	[3]								1,280,700		$ 38,300		700	1,319,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Teach For Qatar [Member]
Total	[3]												2,400	2,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | THAILAND
Total	[13]	9,900			3,500		300							13,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | THAILAND | Department of Mineral Fuels, Ministry Of Energy [Member]
Total	[13]				3,500		300							3,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | THAILAND | Revenue Department [Member]
Total	[13]	9,900												9,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | TRINIDAD AND TOBAGO
Total	[3]						1,500			800			900	3,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | TRINIDAD AND TOBAGO | Trinidad and Tobago Ministry of Energy and Energy Industries [Member]
Total	[3]						1,500			800			$ 900	3,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED ARAB EMIRATES
Total	[3]	4,960,300			1,754,800									6,715,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED ARAB EMIRATES | Department of Finance, Abu Dhabi [Member]
Total	[3]	4,960,300			1,754,800									6,715,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES
Total	[3]	356,900			1,047,300		16,700							1,421,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES | Bureau of Land Management [Member]
Total	[3]				55,200		6,100							61,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES | Internal Revenue Service [Member]
Total	[3]	356,900												356,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES | Office of Natural Resources Revenue [Member]
Total	[3]				992,100		10,600							1,002,700
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member]
Total		1,676,700			332,700		6,600		3,242,100	1,700		2,100		5,262,000
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA
Total		408,414					310		2,174,966					2,583,689
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA | Agencia Nacional de Petroleo e Gas [Member]
Total									2,174,966					2,174,966
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA | Ministerio das Financas [Member]
Total		400,400					310							400,710
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA | Ministerio dos Petroleos [Member]
Total		8,014												8,014
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | CYPRUS
Total							174			1,733				1,908
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | CYPRUS | Ministry of Energy, Commerce, and Industry [Member]
Total							174			$ 1,733				1,908
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY
Total		136,052												136,052
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Finanzamt Fuer Grossunternehmen [Member]
Total		74,627												74,627
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Flecken Steyerberg [Member]
Total		2,392												2,392
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Finanzamt Berlin-Kreuzberg [Member]
Total		364												364
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Cappeln [Member]
Total		382												382
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Emstek [Member]
Total		1,912												1,912
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Grossenkneten [Member]
Total		4,220												4,220
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Goldenstedt [Member]
Total		365												365
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Krummhoern [Member]
Total		136												136
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Lastrup [Member]
Total		869												869
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Neuenkirchen [Member]
Total		254												254
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Visbek [Member]
Total		1,268												1,268
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Wagenfeld [Member]
Total		189												189
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Wardenburg [Member]
Total		592												592
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Burgwedel [Member]
Total		254												254
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Doetlingen [Member]
Total		1,739												1,739
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Landeshauptstadt Hannover [Member]
Total		12,780												12,780
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Landesamt Fuer Bergbau, Claustha [Member]
Total		13,536												13,536
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Barnstorf [Member]
Total		161												161
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Bothel [Member]
Total		1,243												1,243
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Hankensbuettel [Member]
Total		1,356												1,356
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Kirchdorf-Bahrenborstel [Member]
Total		1,125												1,125
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Kirchdorf-Barenburg [Member]
Total		1,618												1,618
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Neuenhaus [Member]
Total		889												889
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Siedenburg [Member]
Total		740												740
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Sottrum [Member]
Total		710												710
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Uchte [Member]
Total		613												613
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Wathlingen [Member]
Total		398												398
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Zeven [Member]
Total		186												186
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Braunschweig [Member]
Total		202												202
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Cloppenburg [Member]
Total		430												430
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Karlsruhe [Member]
Total		571												571
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Loeningen [Member]
Total		143												143
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Meppen [Member]
Total		2,445												2,445
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Sulingen [Member]
Total		2,380												2,380
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Vechta [Member]
Total		1,253												1,253
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Visselhoevede [Member]
Total		224												224
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Walsrode [Member]
Total		616												616
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Steuerkasse Koeln [Member]
Total		1,785												1,785
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Munster [Member]
Total		288												288
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Rotenburg (Wuemme) [Member]
Total		530												530
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Wildeshausen [Member]
Total		270												270
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA
Total		1,100,431			330,673		5,844		1,067,172			2,121		2,506,240
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Guyana Geology and Mines Commission [Member]
Total							2,651							2,651
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Ministry of Natural Resources [Member]
Total					330,673				$ 1,067,172					1,397,845
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Environmental Protection Agency [Member]
Total							250							250
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Guyana Revenue Authority [Member]
Total		1,100,431												1,100,431
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Maritime Administration Department [Member]
Total							2,943							2,943
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Ministry of Culture, Youth, Sport [Member]
Total												1,000		1,000
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | University of Guyana [Member]
Total												$ 1,121		1,121
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NAMIBIA
Total							300							300
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NAMIBIA | Petrofund [Member]
Total							300							300
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NETHERLANDS
Total		31,821			2,035									33,855
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NETHERLANDS | Belastingdienst [Member]
Total		31,821			2,035									33,855
Imperial Oil Limited [Member]
Total		709,100			854,900		29,000							1,593,000
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF ALBERTA [Member]
Total			$ 209,990			$ 1,197,590		$ 20,450							$ 1,428,030
Imperial Oil Limited [Member] | CANADA | REGIONAL MUNICIPALITY OF WOOD BUFFALO [Member]
Total			46,860												46,860
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF SASKATCHEWAN [Member]
Total								1,100							1,100
Imperial Oil Limited [Member] | CANADA | MUNICIPAL DISTRICT OF BONNYVILLE NO 87 (ALBERTA) [Member]
Total			35,430												35,430
Imperial Oil Limited [Member] | CANADA | TOWN OF NORMAN WELLS [Member]
Total			5,520												5,520
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF CANADA [Member]
Total			681,720					370							682,090
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF QUEBEC [Member]
Total			12,870												12,870
Imperial Oil Limited [Member] | CANADA | CITY OF MEDICINE HAT [Member]
Total								140							140
Imperial Oil Limited [Member] | CANADA | ATHABASCA CHIPEWYAN FIRST NATION [Member]
Total								6,120							6,120
Imperial Oil Limited [Member] | CANADA | FORT MCMURRAY #468 FIRST NATION [Member]
Total								130							130
Imperial Oil Limited [Member] | CANADA | FORT MCKAY FIRST NATION [Member]
Total								4,100							4,100
Imperial Oil Limited [Member] | CANADA | MIKISEW CREE FIRST NATION [Member]
Total								2,470							2,470
Imperial Oil Limited [Member] | CANADA | COLD LAKE FIRST NATIONS [Member]
Total								940							940
Imperial Oil Limited [Member] | CANADA | FORT MCKAY METIS COMMUNITY ASSOCIATION [Member]
Total								750							750
Imperial Oil Limited [Member] | CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #1935 FORT MCMURRAY [Member]
Total								770							770
Imperial Oil Limited [Member] | CANADA | ELIZABETH METIS SETTLEMENT [Member]
Total								520							520
Imperial Oil Limited [Member] | CANADA | ONION LAKE CREE NATION [Member]
Total								320							320
Imperial Oil Limited [Member] | CANADA | WHITEFISH LAKE FIRST NATION [Member]
Total								240							240
Imperial Oil Limited [Member] | CANADA | HEART LAKE FIRST NATION [Member]
Total								140							140
Imperial Oil Limited [Member] | CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #125 FORT CHIPEWYAN [Member]
Total								1,020							1,020
Imperial Oil Limited [Member] | CANADA | BEAVER LAKE CREE NATION [Member]
Total								420							420
Imperial Oil Limited [Member] | CANADA | BUFFALO LAKE METIS SETTLEMENT [Member]
Total								480							480
ExxonMobil Canada Investments Company [Member]
Total		30,900			411,000		2,300							444,200
ExxonMobil Canada Investments Company [Member] | CANADA | GOVERNMENT OF ALBERTA [Member]
Total			35,270			80		80							35,430
ExxonMobil Canada Investments Company [Member] | CANADA | GOVERNMENT OF CANADA [Member]
Total			$ 8,860			412,860		200							421,920
ExxonMobil Canada Investments Company [Member] | CANADA | GOVERNMENT OF NEWFOUNDLAND & LABRADOR [Member]
Total						161,070		1,640							162,710
ExxonMobil Canada Investments Company [Member] | CANADA | CANADA NEWFOUNDLAND AND LABRADOR OFFSHORE ENERGY REGULATOR [Member]
Total								1,330							1,330
ExxonMobil Canada Properties [Member]
Total					$ 33,500		$ 2,500							36,000
ExxonMobil Canada Properties [Member] | CANADA | GOVERNMENT OF CANADA [Member]
Total						38,200									38,200
ExxonMobil Canada Properties [Member] | CANADA | GOVERNMENT OF NEWFOUNDLAND & LABRADOR [Member]
Total						$ 7,600									7,600
ExxonMobil Canada Properties [Member] | CANADA | CANADA NEWFOUNDLAND AND LABRADOR OFFSHORE ENERGY REGULATOR [Member]
Total								$ 3,390							$ 3,390
Esso Exploration and Production UK Limited [Member]
Total		$ 17,800												$ 17,800
Esso Exploration and Production UK Limited [Member] | UNITED KINGDOM | HM REVENUE & CUSTOMS [Member]
Total | £				£ 13,926,148												£ 13,926,148

[1]	Payments made in Argentine Peso
[2]	Payments made in Australian Dollar
[3]	Payments made in US Dollar
[4]	Payments made in Brazilian Real
[5]	Payments made in Egyptian Pound
[6]	Payments made in Central African Franc
[7]	Payments made in Euro
[8]	Payments made in Indonesian Rupiah and US Dollar
[9]	Payments made in Kazakhstani Tenge and US Dollar
[10]	Payments made in Malaysian Ringgit and US Dollar
[11]	Payments made in Nigerian Naira and US Dollar
[12]	Payments made in Papua New Guinean Kina and US Dollar
[13]	Payments made in Thai Baht and US Dollar